METAL AND OTHER INVENTORY	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
METAL AND OTHER INVENTORY

NOTE 7 – METAL AND OTHER INVENTORY

Metal and other inventory consist of the following (in thousands):

	June 30, 2013	December 31, 2012
Concentrate and doré inventory	$80,306	$91,130
Supplies	67,980	79,540

Metal and other inventory	$148,286	$170,670

NOTE 11 – METAL AND OTHER INVENTORY

Metal and other inventory consist of the following (in thousands):

	December 31, 2012	December 31, 2011
Concentrate and doré inventory	$91,130	$73,590
Supplies	79,540	59,191

Metal and other inventory	$170,670	$132,781